Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	$ 52,987	$ 75,710	$ 88,635	$ 94,907
Advances to equity-accounted investments	9,930	9,930
Long-term debt, including current portion	(942,974)	(963,247)
Carrying Amount Asset / (Liability) | Advances to equity-accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted investments	9,930	9,930
Carrying Amount Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(933,817)	(952,302)
Obligations related to capital leases, including current portion	(145,405)	(148,908)
Carrying Amount Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	72,007	75,710
Carrying Amount Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments	8,491	5,242
Carrying Amount Asset / (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments	18	0
Fair Value Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(917,928)	(946,105)
Obligations related to capital leases, including current portion	(140,647)	(147,401)
Fair Value Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	72,007	75,710
Fair Value Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments	8,491	5,242
Fair Value Asset / (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments	$ 18	$ 0